NOTE RECEIVABLE (Details Narrative) - USD ($)		9 Months Ended
	May 04, 2020	May 31, 2020	Sep. 04, 2019	Aug. 31, 2019	Aug. 01, 2019	Jul. 31, 2019
Loan amount			$ 1,049,600	$ 1,280,000
Loan, interest rate			10.00%	10.00%
Term of loan			5 months 28 days	1 year
Note receivable balance		$ 1,047,040		$ 1,047,040
Interest income and receivable		34,965		$ 8,725
Interest income		$ 148,549
Loan Agreement
Loan amount					$ 104,704,000	$ 104,704,000
Loan, interest rate					10.00%	10.00%
Term of loan					1 year	1 year
Loan Agreement Two
Loan amount			$ 104,960,000
Loan, interest rate			10.00%
Term of loan			6 months
Loan principal paid	$ 104,960,000
Interest paid	$ 43,717